NOTE 4 – ADVANCES RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 – ADVANCES RECEIVABLE

NOTE 4 – ADVANCES RECEIVABLE

As of March 31, 2022 and December 31, 2021, cash advances consisted of the following:

	March 31,	December 31,
	2021	2021
Advance principal receivable -G	$52,414	$54,529
Advance principal receivable -J	21,022	21,643
Interest due	4,939	4,079
Total advances receivable	$78,375	$80,251

The advance labelled Advance receivable-G carries an interest rate of 3%. The Company has the expectation that both outstanding advances will be repaid to the Company within the next 12 months.

Any difference on the Advance principal is due to currency translation.

NOTE 4 – ADVANCES RECEIVABLE

As of December 31, 2021 and 2020, cash advances consisted of the following:

	December 31,	December 31,
	2021	2020
Advance principal receivable -G	$54,529	$54,496
Advance principal receivable -J	21,643	21,799
Interest due	4,079	3,116
Total advances receivable	$80,251	$79,411

The advance labelled Advance receivable-G carries an interest rate of 3%. The Company has the expectation that both outstanding advances will be repaid to the Company within the next 12 months.

Any difference on the Advance principal is due to currency translation.